SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED)

	Shares	Market Value
Common Stocks 97.13%

Data Center REIT 22.26%
CoreSite Realty Corp.	28,425	$ 3,406,737
CyrusOne, Inc.	44,100	2,986,452
Digital Realty Trust, Inc.	35,781	5,039,396
Equinix, Inc.	5,175	3,516,878
QTS Realty Trust, Inc., Class A	62,275	3,863,541
		18,813,004
Gaming REIT 1.22%
Gaming and Leisure Properties, Inc.	1,035	43,915
MGM Growth Properties LLC, Class A	30,250	986,755
		1,030,670
Health Care REIT 3.20%
Global Medical REIT, Inc.	15,000	196,650
Healthcare Trust of America, Inc., Class A	7,500	206,850
Healthpeak Properties, Inc.	25,518	809,942
Medical Properties Trust, Inc.	1,500	31,920
Omega Healthcare Investors, Inc.	1,000	36,630
Physicians Realty Trust	5,000	88,350
Ventas, Inc.	5,050	269,367
Welltower, Inc.	14,875	1,065,496
		2,705,205
Hotel REIT 1.97%
Apple Hospitality REIT, Inc.	8,810	128,362
Host Hotels & Resorts, Inc.(a)	22,500	379,125
Pebblebrook Hotel Trust	26,881	652,939
Summit Hotel Properties, Inc.(a)	18,000	182,880
Sunstone Hotel Investors, Inc.(a)	25,700	320,222
		1,663,528
Industrial REIT 23.96%
Americold Realty Trust	34,000	1,307,980
Duke Realty Corp.	3,750	157,238
Innovative Industrial Properties, Inc.	24,250	4,368,880

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Shares	Market Value
Industrial REIT (cont.)
Prologis, Inc.	96,170	$ 10,194,020
STAG Industrial, Inc.	48,950	1,645,209
Terreno Realty Corp.	44,675	2,580,875
		20,254,202
Infrastructure REIT 2.76%
American Tower Corp., Class A	4,500	1,075,770
Crown Castle International Corp.	7,300	1,256,549
		2,332,319
Mortgage Finance 0.36%
Blackstone Mortgage Trust, Inc., Class A	2,200	68,200
Starwood Property Trust, Inc.	9,500	235,030
		303,230
Multi Asset Class REIT 1.96%
Lexington Realty Trust	2,700	29,997
WP Carey, Inc.	22,950	1,623,942
		1,653,939
Office REIT 5.53%
Alexandria Real Estate Equities, Inc.	12,850	2,111,255
Boston Properties, Inc.	6,965	705,276
City Office REIT, Inc.	59,308	629,851
Hudson Pacific Properties, Inc.	28,050	760,997
Kilroy Realty Corp.	7,115	466,957
		4,674,336
Residential REIT 21.06%
Apartment Income REIT Corp.(a)	26,902	1,150,330
AvalonBay Communities, Inc.	7,790	1,437,333
Camden Property Trust	12,750	1,401,352
Equity LifeStyle Properties, Inc.	38,200	2,431,048
Equity Residential	22,915	1,641,401
Essex Property Trust, Inc.	5,036	1,368,986
Invitation Homes, Inc.	19,500	623,805
Mid-America Apartment Communities, Inc.	15,172	2,190,230
Sun Communities, Inc.	26,850	4,028,574

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Shares	Market Value
Residential REIT (cont.)
UDR, Inc.	34,750	$ 1,524,135
		17,797,194
Retail REIT 7.12%
Brixmor Property Group, Inc.	29,675	600,325
Federal Realty Investment Trust	9,750	989,138
Kimco Realty Corp.	25,569	479,419
National Retail Properties, Inc.	13,750	605,962
Realty Income Corp.	23,530	1,494,155
Regency Centers Corp.	10,700	606,797
Simon Property Group, Inc.	10,000	1,137,700
Spirit MTA REIT(b)	1,140	484
STORE Capital Corp.	2,000	67,000
VEREIT, Inc.	1,000	38,620
		6,019,600
Self-Storage REIT 4.42%
CubeSmart	16,750	633,653
Extra Space Storage, Inc.	11,095	1,470,642
Life Storage, Inc.	16,950	1,456,852
Public Storage	700	172,732
		3,733,879
Specialty REIT 1.29%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,517	1,094,904

Timber REIT 0.02%
Weyerhaeuser Co.	500	17,800

Total REIT (Cost $48,551,752)		82,093,810

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Shares	Market Value
Preferred Stocks 2.25%

Data Center REIT 0.26%
Digital Realty Trust, Inc., Series J, 5.25%	4,000	$ 106,080
QTS Realty Trust, Inc., 7.13%	4,000	111,840
		217,920
Electric Transmission & Distribution 0.06%
Entergy Louisiana LLC, 4.88%	2,000	50,900

Hotel REIT 0.70%
Ashford Hospitality Trust, Inc., Series F, 7.38%	6,000	143,490
Hersha Hospitality Trust, Series D, 6.50%	5,000	121,450
Hersha Hospitality Trust, Series E, 6.50%	5,000	121,450
Pebblebrook Hotel Trust, Series F, 6.30%	2,500	60,625
Sotherly Hotels, Inc., Series B, 8.00%	6,000	110,820
Sotherly Hotels, Inc., Series C, 7.88%	2,000	36,420
		594,255
Industrial REIT 0.12%
Monmouth Real Estate Investment Corp., Series C, 6.13%	4,000	101,680

Multi Asset Class REIT 0.08%
Vornado Realty Trust, Series M, 5.25%	2,500	63,425

P&C Insurance 0.12%
Arch Capital Group Ltd., Series E, 5.25%	2,000	51,240
Arch Capital Group Ltd., Series F, 5.45%	2,000	52,480
		103,720
Residential REIT 0.15%
American Homes 4 Rent, Series G, 5.88%	2,000	51,960
Bluerock Residential Growth REIT, Inc., Series A, 7.13%	3,000	78,045
		130,005

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)
	Shares	Market Value
Retail REIT 0.53%
Federal Realty Investment Trust, Series C, 5.00%	6,500	$ 171,535
National Retail Properties, Inc., Series F, 5.20%	11,000	281,600
		453,135
Self-Storage REIT 0.23%
Public Storage, Series K, 4.75%	2,000	54,880
Public Storage, Series M, 4.13%	1,167	30,120
Public Storage, Series N, 3.88%	4,000	100,040
		185,040
Total Preferred Stocks (Cost $1,870,997)		1,900,080

	Principal Amount
Municipal Bonds 0.23%
Franklin County Convention Facilities Authority, Revenue Bonds, 6.54%, 12/1/2036	$ 140,000	196,577

Total Municipal Bonds (Cost $162,209)		196,577

	Shares
Money Market Funds 0.04%
Morgan Stanley Institutional Liquidity Fund, Institutional, 0.03%(c)	31,075	31,075

Total Money Market Funds (Cost $31,075)		31,075

Total Investments — 99.65% (Cost $50,616,033)		84,221,542
Other Assets in Excess of Liabilities — 0.35%		297,887
NET ASSETS - 100.00%		$ 84,519,429

See accompanying notes which are an integral part of this schedule of investments.

(a) Non-income producing security.

(b) Security is currently being valued according to the fair value procedures approved by the Board of Directors.

(c) Rate disclosed is the seven day effective yield as of March 31, 2021.

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED)

	Shares	Market Value
Common Stocks 98.30%

Communications 8.24%
Alphabet, Inc., Class A(a)	1,820	$ 3,753,786
AT&T, Inc.	14,400	435,888
Comcast Corp., Class A	17,200	930,692
Netflix, Inc.(a)	1,850	965,071
Verizon Communications, Inc.	28,540	1,659,601
Walt Disney Co. (The)	17,500	3,229,100
		10,974,138
Consumer Discretionary 6.82%
Amazon.com, Inc.(a)	645	1,995,682
D.R. Horton, Inc.	7,550	672,856
Home Depot, Inc. (The)	11,438	3,491,449
Lennar Corp., Class A	4,650	470,720
Lowe's Cos., Inc.	1,000	190,180
Masco Corp.	11,500	688,850
McDonald's Corp.	4,880	1,093,803
NIKE, Inc., Class B	1,300	172,757
Ross Stores, Inc.	2,000	239,820
TJX Cos., Inc. (The)	1,000	66,150
		9,082,267
Consumer Staples 7.82%
Altria Group, Inc.	10,750	549,970
Clorox Co. (The)	950	183,236
Coca-Cola Co. (The)	7,400	390,054
Colgate-Palmolive Co.	2,500	197,075
Conagra Brands, Inc.	7,100	266,960
Constellation Brands, Inc., Class A	150	34,200
Costco Wholesale Corp.	5,001	1,762,752
Kroger Co. (The)	9,000	323,910

See accompanying notes which are an integral part of this schedule of investments.

Lamb Weston Holdings, Inc.	4,300	333,164
PepsiCo, Inc.	2,400	339,480
Philip Morris International, Inc.	7,350	652,239
Procter & Gamble Co. (The)	6,365	862,012
Target Corp.	13,580	2,689,791
SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Shares	Market Value
Consumer Staples (cont.)
Wal-Mart Stores, Inc.	13,484	$ 1,831,532
		10,416,375
Energy 2.40%
Cheniere Energy, Inc.(a)	2,250	162,022
Chevron Corp.	9,510	996,553
ConocoPhillips	9,800	519,106
Exxon Mobil Corp.	6,100	340,563
First Solar, Inc.(a)	1,000	87,300
Kinder Morgan, Inc.	7,750	129,038
Pioneer Natural Resources Co.	650	103,233
Valero Energy Corp.	12,000	859,200
		3,197,015
Financials 9.50%
American Express Co.	10,250	1,449,760
Bank of America Corp.	29,600	1,145,224
Berkshire Hathaway, Inc., Class B(a)	1,620	413,861
Blackstone Group, Inc. (The), Class A	8,250	614,872
Carlyle Group, Inc. (The)	6,050	222,398
Citigroup, Inc.	17,200	1,251,300
CME Group, Inc.	1,404	286,739
Goldman Sachs Group, Inc. (The)	2,815	920,505
JPMorgan Chase & Co.	20,892	3,180,389
Signature Bank	8,054	1,821,010
SVB Financial Group(a)	2,723	1,344,236
		12,650,294
Health Care 10.88%
Abbott Laboratories	3,100	371,504
AbbVie, Inc.	23,257	2,516,873
Amgen, Inc.	3,200	796,192

See accompanying notes which are an integral part of this schedule of investments.

Bristol-Myers Squibb Co.	16,750	1,057,428
Centene Corp.(a)	10,100	645,491
CVS Health Corp.	7,611	572,576
Edwards LifeSciences Corp.(a)	3,000	250,920
Gilead Sciences, Inc.	4,500	290,835
SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Shares	Market Value
Health Care (cont.)
Humana, Inc.	1,450	$ 607,912
Johnson & Johnson	4,597	755,517
McKesson Corp.	2,250	438,840
Medtronic PLC	7,469	882,313
Merck & Co., Inc.	17,750	1,368,347
Moderna, Inc.(a)	500	65,475
Pfizer, Inc.	8,150	295,274
Quest Diagnostics, Inc.	4,500	577,530
Thermo Fisher Scientific, Inc.	2,290	1,045,110
UnitedHealth Group, Inc.	2,725	1,013,891
Vertex Pharmaceuticals, Inc.(a)	4,300	924,027
Viatris, Inc.(a)	1,135	15,856
		14,491,911
Industrials 9.89%
3M Co.	1,290	248,557
Boeing Co. (The)	3,355	854,586
Caterpillar, Inc.	10,225	2,370,871
CSX Corp.	14,175	1,366,754
Cummins, Inc.	3,550	919,840
Deere & Co.	4,700	1,758,458
FedEx Corp.	4,950	1,405,998
Honeywell International, Inc.	8,300	1,801,681
Johnson Controls International PLC	8,253	492,457
Raytheon Technologies Corp.	2,100	162,267
Southwest Airlines Co.(a)	3,200	195,392
United Parcel Service, Inc., Class B	1,000	169,990
Waste Connections, Inc.	13,175	1,422,636
		13,169,487
Materials 1.23%
CF Industries Holdings, Inc.	7,700	349,426

See accompanying notes which are an integral part of this schedule of investments.

Corteva, Inc.	7,233	337,202
Dow, Inc.	6,083	388,947
DuPont de Nemours, Inc.	6,500	502,320
International Paper Co.	500	27,035
SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Shares	Market Value
Materials (cont.)
WestRock Co.	500	$ 26,025
		1,630,955
Real Estate Investment Trusts (REITs) 3.99%
Alexandria Real Estate Equities, Inc.	1,550	254,665
American Tower Corp., Class A	1,450	346,637
CoreSite Realty Corp.	400	47,940
Crown Castle International Corp.	3,120	537,046
CyrusOne, Inc.	11,100	751,692
Digital Realty Trust, Inc.	1,100	154,924
Equinix, Inc.	1,425	968,416
Prologis, Inc.	7,500	795,000
QTS Realty Trust, Inc., Class A	9,400	583,176
Realty Income Corp.	2,200	139,700
Sun Communities, Inc.	3,700	555,148
Terreno Realty Corp.	3,050	176,198
		5,310,542
Technology 35.24%
Accenture PLC, Class A	5,600	1,547,000
Adobe, Inc.(a)	2,675	1,271,615
Advanced Micro Devices, Inc.(a)	4,100	321,850
Apple, Inc.	69,832	8,529,979
Applied Materials, Inc.	17,970	2,400,792
Box, Inc., Class A(a)	7,200	165,312
Cisco Systems, Inc.	19,050	985,075
Cognizant Technology Solutions Corp., Class A	5,450	425,754
Corning, Inc.	14,000	609,140
Dell Technologies, Inc., Class C(a)	1,624	143,156
Fiserv, Inc.(a)	1,950	232,128
Garmin Ltd.	1,900	250,515
HP, Inc.	21,500	682,625
International Business Machines Corp.	2,868	382,190

See accompanying notes which are an integral part of this schedule of investments.

MasterCard, Inc., Class A	5,200	1,851,460
Microchip Technology, Inc.	3,225	500,584
Microsoft Corp.	30,714	7,241,440
NetApp, Inc.	2,600	188,942
SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Shares	Market Value
Technology (cont.)
NortonLifeLock, Inc.	27,700	$ 588,902
NVIDIA Corp.	10,023	5,351,580
Oracle Corp.	34,375	2,412,094
Paychex, Inc.	3,850	377,377
PayPal Holdings, Inc.(a)	1,475	358,189
QUALCOMM, Inc.	7,250	961,277
Texas Instruments, Inc.	14,875	2,811,226
Visa, Inc., Class A	14,500	3,070,085
Workday, Inc., Class A(a)	13,130	3,261,886
		46,922,173
Utilities 2.29%
AES Corp.	4,000	107,240
American Electric Power Co., Inc.	1,850	156,695
Brookfield Renewable Corp., Class A	563	26,325
Brookfield Renewable Partners LP	2,250	95,850
Edison International	1,100	64,460
Eversource Energy	250	21,648
NextEra Energy, Inc.	24,000	1,814,640
WEC Energy Group, Inc.	8,200	767,438
		3,054,296
Total Common Stocks (Cost $63,324,559)		130,899,453

Preferred Stocks 1.60%

Communications 0.16%
Telephone & Data Systems, Inc., 7.00%	4,000	101,480
United States Cellular Corp., 7.25%	2,500	63,600
United States Cellular Corp., 7.25%	2,000	50,960
		216,040

See accompanying notes which are an integral part of this schedule of investments.

Financials 1.16%
Annaly Capital Management, Inc., Series F, 6.95%	2,000	50,000
Ares Management Corp., Series A, 7.00%	2,500	63,875
SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)
Shares Market Value
Financials (cont.)
Athene Holding Ltd., Series C, 6.38%	2,000	$ 56,200
Bank of America Corp., Series EE, 6.00%	2,500	62,500
Bank of America Corp., Series GG, 6.00%	4,000	108,800
Bank of America Corp., Series HH, 5.88%	2,000	54,580
Bank of America Corp., Series LL, 5.00%	2,000	52,940
Bank of America Corp., Series PP, 4.13%	3,333	82,592
Charles Schwab Corp. (The), Series C, 6.00%	2,000	50,640
Charles Schwab Corp. (The), Series J, 4.45%	2,000	50,000
First Republic Bank, Series L, 4.25%	2,000	51,640
Globe Life, Inc., 6.13%	5,000	127,500
Hancock Whitney Corp., 5.95%	2,500	64,025
JPMorgan Chase & Co., Series EE, 6.00%	2,000	54,960
JPMorgan Chase & Co., Series JJ, 4.55%	2,000	51,240
KeyCorp, Series G, 5.63%	2,000	55,760
KKR & Co. LP, Series B, 6.50%	2,000	51,340
KKR Group Finance Co. IX LLC, 4.63%	2,000	49,800
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	140,000
Northern Trust Corp., Series E, 4.70%	1,360	36,448
Prudential Financial, Inc., 4.13%	705	17,858
Prudential Financial, Inc., 5.63%	2,000	55,000
US Bancorp, Series M, 4.00%	2,000	49,620
Wells Fargo & Co., Series CC, 4.38%	4,000	100,000
		1,537,318
Real Estate 0.24%
Digital Realty Trust, Inc., Series L, 5.20%	2,000	53,300
Public Storage, Series I, 4.88%	1,917	51,337
Public Storage, Series K, 4.75%	2,000	54,880
Public Storage, Series L, 4.63%	2,000	53,720
QTS Realty Trust, Inc., 7.13%	4,000	111,840
		325,077

See accompanying notes which are an integral part of this schedule of investments.

Utilities 0.04%
Brookfield Infrastructure Partners LP, 5.00%	2,000	50,460

Total Preferred Stocks (Cost $2,078,873)		2,128,895

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Shares	Market Value
Money Market Funds 0.14%
Morgan Stanley Institutional Liquidity Fund, Institutional, 0.03%(b)	185,434	$ 185,434

Total Money Market Funds (Cost $185,434)		185,434

Total Investments — 100.04%
(Cost $65,588,866)		133,213,782
Liabilities in Excess of Other Assets — (0.04)%		(58,146)
NET ASSETS - 100.00%		$ 133,155,636

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 97.28%

Alaska 0.74%
Northern Tobacco Securitization Corp., Refunding Revenue Bonds, (OID), 5.00%, 6/1/2032	$ 500,000	$ 507,417

Arizona 0.89%
City of Phoenix, AZ, General Obligation Unlimited, Callable 7/1/2026 @ 100, 5.00%, 7/1/2027	500,000	611,168

California 4.49%
California Educational Facilities Authority, Callable 10/1/2021 @ 100, 6.13%, 10/1/2030	130,000	133,782
California State Public Works Board, Revenue Bonds, Callable 11/1/2026 @ 100, 5.00%, 11/1/2029	600,000	737,646
City of Los Angeles, CA Wastewater System Revenue, Refunding Revenue Bonds, (OID), Callable 6/1/2022 @ 100, 3.38%, 6/1/2029	100,000	102,815
Los Angeles CA Department of Water & Power, Revenue Bonds, Callable 1/1/2029 @ 100, 5.25%, 7/1/2049	200,000	250,820
Los Angeles Community College District, General Obligation Unlimited, Callable 8/1/2026 @ 100, 4.00%, 8/1/2038	500,000	577,832
Regents of the University of California Medical Center Pooled Revenue, Revenue Bond, Callable 5/15/2026 @ 100, 4.00%, 5/15/2037	145,000	163,203
San Francisco City & County Public Utilities Commission Water Revenue, Revenue Bonds, Callable 11/1/2030 @ 100, 5.00%, 11/1/2050	500,000	637,343
State of California, General Obligation Unlimited, Callable 8/1/2025 @ 100, 5.00%, 8/1/2029	250,000	295,939
State of California, General Obligation Unlimited, Callable 9/1/2026 @ 100, 4.00%, 9/1/2036	175,000	199,880
		3,099,260
Connecticut 10.04%
City of New Haven, CT, General Obligation Unlimited, Callable 8/15/2026 @ 100, 5.00%, 8/15/2036	230,000	269,263
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 11/15/2025 @ 100, 3.25%, 11/15/2036	250,000	262,118

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Connecticut (cont.)
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, (GO OF AUTH), Callable 5/15/2021 @ 100, 4.63%, 11/15/2041	$ 215,000	$ 215,585
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 5/15/2021 @ 100, 3.25%, 11/15/2027	150,000	150,525
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 5/15/2022 @ 100, 3.05%, 5/15/2031	195,000	198,987
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (GO OF AUTH), Callable 5/15/2021 @ 100, 3.35%, 5/15/2028	250,000	250,563
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (OID), Callable 11/15/2021 @ 100, 3.30%, 11/15/2037	250,000	252,568
Connecticut Housing Finance Authority, Revenue Bonds, Callable 5/15/2027 @ 100, 3.40%, 11/15/2037	25,000	26,821
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 5/15/2021 @ 100, 3.50%, 5/15/2031	250,000	250,944
Connecticut State Health & Educational Facility Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Callable 7/1/2021 @ 100, 5.00%, 7/1/2032	440,000	445,169
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 4.50%, 7/1/2038	500,000	517,163
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2042	500,000	519,923
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 4.25%, 7/1/2031	500,000	517,692
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Callable 7/1/2022 @ 100, 4.00%, 7/1/2033	100,000	102,345
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 5.00%, 7/1/2034	250,000	293,662
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2024 @ 100, 5.00%, 7/1/2034	100,000	111,369

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Connecticut (cont.)
Connecticut State Health & Educational Facility Authority, Revenue Bonds, (AGM) (OID), Callable 7/1/2021 @ 100, 4.00%, 7/1/2037	$ 250,000	$ 250,967
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 10/1/2023 @ 100, 5.00%, 10/1/2030	250,000	277,088
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 5/12/2021 @ 100, 5.00%, 11/1/2022	100,000	100,352
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 5.00%, 1/1/2028	445,000	480,501
State of Connecticut, General Obligation Unlimited, 5.00%, 6/15/2024	250,000	286,716
State of Connecticut, General Obligation Unlimited, Callable 4/15/2027 @ 100, 5.00%, 4/15/2032	500,000	605,204
State of Connecticut, Public Improvements, General Obligation Unlimited, Callable 4/15/2022 @ 100, 4.00%, 4/15/2032	250,000	257,146
University of Connecticut, University & College Improvements, Revenue Bonds, Callable 2/15/2024 @ 100, 5.00%, 2/15/2034	250,000	278,551
		6,921,222
District of Columbia 1.60%
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (Fannie Mae), 4.45%, 6/15/2031	320,000	337,193
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, (Fannie Mae), Callable 12/1/2021 @ 100, 4.90%, 6/1/2040	280,000	286,252
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2036	250,000	297,971
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2034	150,000	179,590
		1,101,006
Florida 8.02%
Central Florida Expressway Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 4.00%, 7/1/2035	150,000	170,244
City of Orlando, FL, Public Improvements, Revenue Bonds, Callable 10/1/2024 @ 100, 5.00%, 10/1/2046	1,000,000	1,137,423
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 6.00%, 4/1/2026	130,000	130,000

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Florida (cont.)
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.50%, 10/1/2041	$ 100,000	$ 102,370
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.25%, 10/1/2033	100,000	102,343
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, Callable 10/1/2022 @ 100, 5.00%, 10/1/2030	500,000	529,955
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Callable 6/7/2021 @ 100, 5.00%, 10/1/2025	200,000	200,680
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, 5.13%, 5/15/2037	210,000	210,268
Miami Dade County FL Transit System Sales Surtax Revenue, Revenue Bonds, Callable 7/1/2030 @ 100, 4.00%, 7/1/2050	500,000	575,709
Miami Dade County FL Water & Sewage System, Revenue Bonds, Callable 10/1/2029 @ 100, 4.00%, 10/1/2049	500,000	579,354
Miami Dade County FL Water & Sewage System, Revenue Bonds, 4.00%, 10/1/2044	150,000	175,904
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, (AMBAC), 5.25%, 4/1/2031	260,000	344,618
Palm Beach County School District, Refunding Bonds, Certificate of Participation, 5.00%, 8/1/2024	45,000	45,713
School Board of Miami-Dade County (The), Certificate of Participation, Callable 2/1/2026 @ 100, 4.00%, 2/1/2033	1,000,000	1,119,432
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2037	100,000	106,000
		5,530,013
Georgia 1.84%
Atlanta GA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2029 @ 100, 3.00%, 11/1/2037	500,000	552,029
Atlanta GA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2027 @ 100, 5.00%, 11/1/2047	125,000	154,109
Fulton County Development Authority, Georgia Tech Athletic Association, Refunding Revenue Bonds, (OID), Callable 10/1/2022 @ 100, 4.25%, 10/1/2037	100,000	104,685

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Georgia (cont.)
Fulton County Development Authority, Georgia Tech Athletic Association, Revenue Bonds, 5.00%, 10/1/2022	$ 145,000	$ 155,342
Fulton County Development Authority, Georgia Tech Athletic Association, Revenue Bonds, 5.00%, 10/1/2022	5,000	5,338
Fulton County Development Authority, University & College Improvements, Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 5.75%, 10/1/2041	250,000	250,000
Fulton County Development Authority, University & College Improvements, Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 5.75%, 10/1/2031	50,000	50,000
		1,271,503
Illinois 0.66%
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 8/15/2021 @ 100, 5.88%, 8/15/2034	100,000	101,642
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 6.00%, 6/1/2028	250,000	252,293
University of Illinois, University & College Improvements, Revenue Bonds, Callable 4/1/2021 @ 100, 5.50%, 4/1/2031	100,000	100,318
		454,253
Indiana 4.88%
Indiana Finance Authority Wastewater Utility Revenue, Revenue Bonds, Callable 10/1/2026 @ 100, 5.00%, 10/1/2046	600,000	714,473
Indiana Finance Authority Wastewater Utility Revenue, Revenue Bonds, Callable 10/1/2030 @ 100, 5.00%, 10/1/2050	500,000	628,868
Town of Munster, IN, Public Improvements, Tax Allocation Bonds, (OID), Callable 7/15/2021 @ 100, 5.13%, 1/15/2031	2,000,000	2,023,360
		3,366,701
Iowa 0.44%
State of Iowa, Revenue Bonds, Callable 6/1/2026 @ 100, 5.00%, 6/1/2027	250,000	304,803

Louisiana 0.93%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 4.00%, 2/1/2048	500,000	535,206

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Louisiana (cont.)
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 5.00%, 2/1/2035	$ 100,000	$ 108,861
		644,067
Maine 1.93%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 3.63%, 7/1/2041	500,000	521,625
Maine Health & Higher Educational Facilities Authority, Revenue Bonds, Callable 7/1/2030 @ 100, 4.00%, 7/1/2045	385,000	439,907
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2024 @ 100, 3.75%, 11/15/2044	100,000	105,844
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.60%, 11/15/2036	100,000	102,154
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.45%, 11/15/2032	100,000	102,148
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2026	50,000	59,170
		1,330,848
Massachusetts 3.88%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), 5.20%, 1/1/2027	20,000	20,086
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), 5.25%, 1/1/2029	10,000	10,064
Massachusetts Housing Finance Agency, Callable 12/1/2027 @ 100, 3.25%, 12/1/2032	200,000	216,301
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2025 @ 100, 3.25%, 12/1/2036	575,000	603,072
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.75%, 12/1/2037	250,000	270,717
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.55%, 12/1/2037	235,000	248,646
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.25%, 12/1/2032	130,000	139,353
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 6/1/2026 @ 100, 3.15%, 12/1/2026	120,000	131,195

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Massachusetts (cont.)
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 5.13%, 12/1/2039	$ 65,000	$ 65,071
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 4.85%, 12/1/2029	60,000	60,060
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (FHA) (INS), Callable 6/1/2021 @ 100, 5.25%, 12/1/2035	175,000	176,219
Massachusetts School Building Authority, Revenue Bonds, Callable 2/15/2028 @ 100, 5.25%, 2/15/2048	500,000	613,914
Massachusetts School Building Authority, Revenue Bonds, Callable 8/15/2025 @ 100, 5.00%, 8/15/2026	100,000	119,395
		2,674,093
Michigan 3.05%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, 6.00%, 12/1/2035	500,000	500,321
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.20%, 10/15/2031	750,000	770,258
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.38%, 10/15/2036	100,000	102,794
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, (GO OF AUTH), Callable 4/1/2022 @ 100, 4.50%, 10/1/2036	710,000	731,226
		2,104,599
Minnesota 0.96%
Southern Minnesota Municipal Power Agency Power Supply System, Revenue Bonds, Callable 1/1/2026 @ 100, 5.00%, 1/1/2041	565,000	662,791

Missouri 0.92%
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2024 @ 100, 4.00%, 11/15/2045	500,000	531,512
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2022 @ 100, 3.75%, 11/15/2039	100,000	102,383
		633,895

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Nebraska 0.37%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, 5.00%, 1/1/2025 prerefunded 1/1/2022 @ 100	$ 155,000	$ 160,573
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2022 @ 100, 5.00%, 1/1/2025	95,000	98,186
		258,759
Nevada 1.18%
Nevada System of Higher Education, Certification of Participation, Callable 7/1/2026 @ 100, 4.00%, 7/1/2027	700,000	812,033

New Jersey 5.15%
Borough of Seaside Heights, NJ, General Obligation Unlimited, Callable 4/1/2025 @ 100, 4.00%, 4/1/2026	125,000	140,868
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/1/2025	150,000	181,882
New Jersey Economic Development Authority, School Improvements, Refunding Revenue Bonds, Callable 3/1/2023 @ 100, 5.00%, 3/1/2031	300,000	321,816
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 6/15/2023 @ 100, 5.00%, 6/15/2030	250,000	276,203
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 6.00%, 7/1/2037	200,000	202,817
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 5.00%, 7/1/2027	15,000	15,047
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, 5.00%, 12/1/2036	65,000	65,037
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.90%, 11/1/2050	175,000	184,554
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.50%, 11/1/2036	500,000	526,602
New Jersey St Transportation Trust Fund Authority, Revenue Bonds, 5.00%, 6/15/2021	150,000	151,387
New Jersey St Transportation Trust Fund Authority, Revenue Bonds, Callable 12/15/2030 @ 100, 4.00%, 6/15/2045	100,000	111,874

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New Jersey (cont.)
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, (State Appropriation), Callable 6/15/2021 @ 100, 5.00%, 6/15/2022	$ 150,000	$ 151,419
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, (State Appropriation) (OID), Callable 6/15/2021 @ 100, 5.25%, 6/15/2031	220,000	221,859
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, 5.00%, 1/1/2031	200,000	212,130
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 6/1/2025 @ 100, 4.00%, 6/1/2034	250,000	275,444
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2029	250,000	255,896
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2030	250,000	255,387
		3,550,222
New Mexico 1.09%
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, (OID), Callable 8/1/2022 @ 100, 4.00%, 8/1/2042	500,000	525,760
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.55%, 9/1/2032	125,000	126,667
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.25%, 9/1/2027	100,000	101,776
		754,203
New York 20.43%
City of New York NY, General Obligation Unlimited, Callable 4/1/2028 @ 100, 5.00%, 4/1/2040	305,000	370,703
City of New York NY, General Obligation Unlimited, Callable 10/1/2029 @ 100, 5.00%, 10/1/2039	145,000	180,844
City of New York NY, General Obligation Unlimited, Callable 3/1/2030 @ 100, 5.00%, 3/1/2043	150,000	185,794
City of New York NY, General Obligation Unlimited, Callable 4/1/2028 @ 100, 5.00%, 4/1/2043	195,000	235,712

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Callable 2/15/2022 @ 100, 5.75%, 2/15/2047	$ 95,000	$ 95,367
Hudson Yards Infrastructure Corp., Revenue Bonds, Callable 2/15/2022 @ 100, 5.25%, 2/15/2047	185,000	185,626
Hudson Yards Infrastructure Corp., Revenue Bonds, Series A, Callable 2/15/2027 @ 100, 4.00%, 2/15/2044	575,000	635,085
Metropolitan Transportation Authority, Refunding Revenue Bonds, 5.25%, 11/15/2028	50,000	56,629
Metropolitan Transportation Authority, Refunding Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	303,035
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2035	250,000	304,872
Metropolitan Transportation Authority, Revenue Bonds, 5.00%, 11/15/2028	250,000	313,154
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	110,000	111,879
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	140,000	144,002
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, 5.00%, 11/15/2028	250,000	296,506
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 5/15/2023 @ 100, 5.00%, 11/15/2033	100,000	107,516
New York City Housing Development Corp., Revenue Bonds, Callable 11/1/2025 @ 100, 3.60%, 11/1/2031	250,000	274,772
New York City Housing Development Corp., Revenue Bonds, Callable 5/1/2025 @ 100, 3.10%, 11/1/2032	250,000	266,623
New York City Housing Development Corp., Revenue Bonds, Callable 2/1/2026 @ 100, 3.50%, 11/1/2032	150,000	161,123
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Revenue Bonds, Callable 12/15/2030 @ 100, 4.00%, 6/15/2050	250,000	291,921
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Revenue Bonds, Callable 12/15/2021 @ 100, 5.00%, 6/15/2045	215,000	221,994

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, (State Aid Withholding), Callable 1/15/2025 @ 100, 5.00%, 7/15/2027	$ 250,000	$ 290,456
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, 5.00%, 7/15/2031	250,000	298,569
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Callable 5/1/2027 @ 100, 4.00%, 5/1/2044	300,000	338,486
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2023	100,000	111,125
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2024	100,000	115,348
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 5/1/2031 @ 100, 4.00%, 11/1/2038	250,000	294,139
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2025 @ 100, 5.00%, 8/1/2027	25,000	29,629
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2021	100,000	101,588
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2026 @ 100, 4.00%, 8/1/2035	100,000	112,531
New York City Water & Sewer System, Revenue Bonds, Callable 6/15/2027 @ 100, 5.00%, 6/15/2032	100,000	122,467
New York City Water & Sewer System, Revenue Bonds, Callable 6/15/2028 @ 100, 5.00%, 6/15/2049	500,000	602,000
New York City Water & Sewer System, Revenue Bonds, 5.00%, 6/15/2045	35,000	36,198
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid Withholding), Callable 10/1/2022 @ 100, 3.25%, 4/1/2031	280,000	286,210
New York State Dormitory Authority, Revenue Bonds, 5.00%, 8/15/2021	100,000	101,639
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	5,000	5,011

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
New York State Dormitory Authority, Revenue Bonds, 5.00%, 5/15/2022	$ 165,000	$ 173,900
New York State Dormitory Authority, Revenue Bonds, Callable 2/15/2030 @ 100, 5.00%, 2/15/2048	500,000	615,507
New York State Dormitory Authority, Revenue Bonds, Callable 3/15/2028 @ 100, 5.00%, 3/15/2043	250,000	302,814
New York State Dormitory Authority, Revenue Bonds, Callable 2/15/2030 @ 100, 4.00%, 2/15/2047	500,000	566,296
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2037	385,000	439,783
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, (OID), 5.25%, 7/1/2031	40,000	40,490
New York State Thruway Authority, Revenue Bonds, Callable 1/1/2026 @ 100, 4.00%, 1/1/2037	100,000	110,158
New York, NY, General Obligation Unlimited, Callable 8/1/2029 @ 100, 4.00%, 8/1/2044	250,000	282,998
New York, NY, General Obligation Unlimited, Callable 8/1/2029 @ 100, 5.00%, 8/1/2043	500,000	614,558
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	305,534
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2030	250,000	310,786
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Callable 10/1/2021 @ 100, 3.75%, 10/1/2032	1,000,000	1,008,913
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2023	100,000	112,291
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2035	250,000	295,242
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2021	50,000	51,500
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2027	100,000	120,690
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2030 @ 100, 5.00%, 11/15/2049	500,000	623,467

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 5/15/2031 @ 100, 5.00%, 11/15/2051	$ 125,000	$ 157,018
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2040	310,000	363,194
		14,083,692
North Carolina 0.33%
University of North Carolina at Charlotte (The), Revenue Bonds, Callable 10/1/2027 @ 100, 4.00%, 10/1/2037	100,000	112,909
University of North Carolina at Charlotte (The), University & College Improvements, Revenue Bonds, Callable 4/1/2025 @ 100, 5.00%, 4/1/2040	100,000	114,691
		227,600
North Dakota 0.16%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds, Callable 5/1/2025 @ 100, 3.00%, 5/1/2029	100,000	107,094

Ohio 0.83%
Hamilton County OH Hospital Facilities Revenue, Refunding Revenue Bonds, Callable 8/15/2030 @ 100, 4.00%, 8/15/2050	500,000	570,643

Oklahoma 0.37%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 4.00%, 1/1/2047	250,000	258,095

Oregon 0.05%
Oregon Health & Science University, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2032	35,000	37,123

Pennsylvania 6.26%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/1/2023 @ 100, 5.25%, 12/1/2044	500,000	561,044
Chester County Health and Education, Revenue Bonds, Callable 9/1/2030 @ 100, 4.00%, 9/1/2050	500,000	576,864

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Pennsylvania (cont.)
Lehigh County PA General Purpose Authority Hospital Revenue, Revenue Bonds, Callable 7/1/2029 @ 100, 4.00%, 7/1/2049	$ 500,000	$ 570,393
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2037	100,000	102,504
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2042	100,000	102,196
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 11/1/2022 @ 100, 4.00%, 5/1/2032	100,000	100,787
Pennsylvania Housing Finance Agency, Revenue Bonds, Callable 4/1/2027 @ 100, 3.65%, 10/1/2042	100,000	106,297
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2034	190,000	227,302
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2035	125,000	149,264
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2036	100,000	119,194
Pennsylvania Turnpike Commission, Revenue Bonds, Callable 12/1/2025 @ 100, 5.00%, 12/1/2045	500,000	581,926
Pennsylvania Turnpike Commission, Revenue Bonds, 5.25%, 7/15/2028	150,000	195,305
Philadelphia PA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2030 @ 100, 5.00%, 11/1/2045	500,000	640,379
West View Municipal Authority Water Revenue, Water Utility Improvements, Revenue Bonds, (OID), Callable 11/15/2024 @ 100, 4.00%, 11/15/2043	250,000	283,101
		4,316,556
Puerto Rico 0.83%
Commonwealth of Puerto Rico, General Obligation Unlimited, (AGM) (OID), Callable 7/1/2021 @ 100, 5.25%, 7/1/2026	100,000	101,751
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited (AGM), 5.00%, 7/1/2031	200,000	206,486

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Puerto Rico (cont.)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, 5.00%, 7/1/2022	$ 250,000	$ 262,933
		571,170
Rhode Island 0.98%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 3.45%, 4/1/2026	500,000	500,845
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 4.10%, 10/1/2037	45,000	45,091
Rhode Island Housing & Mortgage Finance Corp., State Single-Family Housing, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 4/1/2022 @ 100, 3.45%, 4/1/2035	130,000	132,101
		678,037
South Dakota 0.56%
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 2.45%, 5/1/2027	250,000	264,134
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 3.13%, 11/1/2036	115,000	120,122
		384,256
Tennessee 0.59%
City of Memphis, TN, General Obligation Unlimited, Callable 4/1/2024 @ 100, 5.00%, 4/1/2044	100,000	112,790
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Callable 6/7/2021 @ 100, 5.00%, 7/1/2026	200,000	200,613
Tennessee Housing Development Agency, Revenue Bonds, Callable 1/1/2027 @ 100, 3.40%, 7/1/2037	85,000	91,048
		404,451
Texas 8.96%
Austin TX Electric Utility System Revenue, Revenue Bonds Series B, Callable 11/15/2029 @ 100, 5.00%, 11/15/2049	500,000	623,339
City of Houston, TX, Refunding Revenue Bonds, Callable 3/1/2029 @ 100, 4.00%, 3/1/2049	500,000	562,938
City of Houston, TX, Refunding Revenue Bonds, Callable 9/1/2021 @ 100, 5.25%, 9/1/2029	500,000	506,537

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Texas (cont.)
City Public Service Board of San Antonio, TX, Revenue Bonds, Callable 8/1/2026 @ 100, 5.00%, 2/1/2032	$ 250,000	$ 301,969
Clifton Higher Education Finance Corporation, School Improvements, Refunding Revenue Bonds, 4.00%, 8/15/2044	500,000	535,289
Comal Independent School District, School Improvements, General Obligation Unlimited, Callable 2/1/2026 @ 100, 4.00%, 2/1/2034	250,000	285,262
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 3/1/2022 @ 100, 4.00%, 3/1/2046	250,000	255,925
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 11/15/2030	130,000	143,119
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, (OID), Callable 9/15/2022 @ 100, 4.00%, 9/15/2042	250,000	260,330
San Antonio Water System, Refunding Revenue Bonds, Callable 11/15/2029 @ 100, 5.00%, 5/15/2034	190,000	246,827
San Antonio Water System, Revenue Bonds Series A, Callable 5/15/2030 @ 100, 5.00%, 5/15/2050	205,000	254,256
Texas Public Finance Authority, Revenue Bonds, Callable 12/1/2026 @ 100, 4.00%, 12/1/2031	200,000	226,291
Texas Water Development Board, Revenue Bonds, Callable 10/15/2029 @ 100, 4.00%, 10/15/2037	500,000	601,521
Texas Water Development Board, Revenue Bonds, Callable 10/15/2030 @ 100, 4.00%, 4/15/2051	500,000	590,658
Texas Water Development Board, Revenue Bonds, Callable 10/15/2028 @ 100, 5.00%, 4/15/2049	450,000	560,099
White Oak, TX, Independent School District, General Obligation Unlimited, Callable 2/15/2027 @ 100, 4.00%, 2/15/2029	190,000	220,804
		6,175,164
Utah 1.33%
University of Utah (The), University & College Improvements, Revenue Bonds, 5.00%, 8/1/2043	250,000	277,973
Utah County Utah Hospital Revenue IHC Health Services, Revenue Bonds, Callable 5/15/2026 @ 100, 5.00%, 5/15/2050	500,000	624,840
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Callable 5/27/2021 @ 100, 5.25%, 1/1/2025	10,000	10,018

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Utah (cont.)
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Callable 5/27/2021 @ 100, 5.75%, 1/1/2033	$ 5,000	$ 5,010
		917,841
Vermont 0.36%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 8/15/2022 @ 100, 3.75%, 8/15/2037	245,000	249,984

Virgin Islands 0.11%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, 5.00%, 10/1/2025	75,000	75,169

Virginia 0.42%
Virginia State Resource Authority Infrastructure, Revenue Bonds,, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	75,000	85,686
Virginia State Resource Authority Infrastructure, Revenue Bonds, Prerefunded, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	175,000	202,481
		288,167
Washington 1.53%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Callable 6/1/2023 @ 100, 5.00%, 5/1/2043	1,000,000	1,055,149

Wisconsin 0.12%
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, (OID), 5.63%, 11/1/2035	80,000	80,199

Total Municipal Bonds (Cost $64,495,356)		67,073,246

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Shares	Market Value
Money Market Funds 2.32%
Morgan Stanley Institutional Liquidity Fund, Institutional, 0.03%(a)	1,595,336	$ 1,595,336

Total Money Market Funds (Cost $1,595,336)		1,595,336

Total Investments — 99.60% (Cost $66,090,692)		68,668,582
Other Assets in Excess of Liabilities — 0.40%		279,191
NET ASSETS - 100.00%		$ 68,947,773

(a)	Rate disclosed is the seven day effective yield as of March 31, 2021.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FHA — Insured by Federal Housing Administration

GO — General Obligation

GTD — Guaranteed

INS — Insured

OID — Original Issue Discount

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED)

	Shares	Market Value
Common Stocks 16.40%

Communications 1.31%
AT&T, Inc.	18,000	$ $544,860
Verizon Communications, Inc.	20,000	1,163,000
		1,707,860
Consumer Staples 0.75%
Philip Morris International, Inc.	11,000	976,140

Energy 6.51%
Chevron Corp.	14,000	1,467,060
Enbridge, Inc.	29,763	1,083,373
Energy Transfer LP	30,000	230,400
Enterprise Products Partners LP	20,000	440,400
Kinder Morgan, Inc.	40,000	666,000
Magellan Midstream Partners LP	8,700	377,232
MPLX LP	24,269	622,015
Phillips 66	10,000	$ 815,400
TC Energy Corp.	20,536	939,522
Valero Energy Corp.	11,500	823,400
Williams Cos, Inc. (The)	42,500	1,006,825
		8,471,627
Financials 1.78%
Blackstone Group, Inc. (The), Class A	4,600	342,838
Blackstone Mortgage Trust, Inc., Class A	11,565	358,515
Citigroup, Inc.	18,000	1,309,500
JPMorgan Chase & Co.	2,000	304,460
		2,315,313
Health Care 2.07%
AbbVie, Inc.	17,000	1,839,740
Gilead Sciences, Inc.	3,000	193,890
Merck & Co., Inc.	6,000	462,540
Pfizer, Inc.	5,000	181,150
		2,677,320

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)
	Shares	Market Value
Real Estate 1.78%
City Office REIT, Inc.	10,000	$106,200
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,000	1,963,500
Medical Properties Trust, Inc.	2,000	42,560
Physicians Realty Trust	2,000	35,340
Spirit MTA REIT(a)	2,000	850
Spirit Realty Capital, Inc.	4,000	170,000
		2,318,450
Utilities 2.20%
Brookfield Renewable Partners LP	5,000	213,000
Dominion Energy, Inc.	14,000	1,063,440
Duke Energy Corp.	10,500	1,013,565
PPL Corp.	20,000	$ 576,800
		2,866,805
Total REIT (Cost $18,782,531)		21,333,515

Preferred Stocks 19.82%

Financials 11.83%
Affiliated Managers Group, Inc., 4.75%	10,000	252,900
Allstate Corporation (The), Series I, 4.75%	20,000	530,200
American Financial Group, Inc., 5.13%	15,000	401,250
American Financial Group, Inc., 5.63%	20,000	553,000
Arch Capital Group Ltd., 5.25%	20,000	512,400
Athene Holding Ltd., Series C, 6.38%	10,000	281,000
Athene Holding Ltd., Series D, 4.88%	20,000	505,000
Bank of America Corp., Series HH, 5.88%	8,000	218,320
Bank of America Corp., Series LL, 5.00%	20,000	529,400
Bank of America Corp., Series NN, 4.38%	10,000	250,000
Bank of America Corp., Series PP, 4.13%	16,667	413,008
Brighthouse Financial, Inc., Series, C, 5.38%	20,000	532,000
Capital One Financial Corp, Series J, 4.80%	10,000	251,400
Capital One Financial Corp., Series K, 4.63%	12,334	313,900
CNO Financial Group, Inc., 5.13%	2,000	50,400

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)
	Shares	Market Value
Financials (cont.)
Equitable Holdings, Inc., Series C, 4.30%	20,000	$498,000
First Republic Bank, Series J, 4.70%	20,000	512,200
First Republic Bank, Series K, 4.13%	13,667	341,675
First Republic Bank, Series L, 4.25%	10,000	258,200
Fulton Financial Corp., Series, A, 5.13%	6,000	157,140
Globe Life, Inc., 6.13%	10,000	255,000
Hancock Whitney Corp., 5.95%	3,700	94,757
Huntington Bancshares, Inc., Series H, 4.50%	10,000	252,900
JPMorgan Chase & Co., Series EE, 6.00%	20,000	549,600
JPMorgan Chase & Co., Series GG, 4.75%	20,000	528,400
JPMorgan Chase & Co., Series JJ, 4.55%	10,000	256,200
KeyCorp, Series G, 5.63%	15,000	418,200
KKR & Co. LP, Series B, 6.50%	10,000	$ 256,700
MetLife, Inc., Series F, 4.75%	25,000	661,500
Northern Trust Corp., Series E, 4.70%	18,640	499,552
Prudential Financial, Inc., 4.13%	3,530	89,415
Prudential Financial, Inc., 5.63%	10,000	275,000
Selective Insurance Group, Inc., Series B, 4.60%	1,000	24,950
State Street Corporation, 5.35%	1,000	28,870
Truist Financial Corp., Series R, 4.75%	16,334	420,601
U.S. Bancorp, Series F, 6.50%	7,300	189,873
U.S. Bancorp, Series L, 3.75%	20,000	476,000
U.S. Bancorp, Series M, 4.00%	10,000	248,100
W.R. Berkley Corporation, 5.10%	20,000	529,800
Washington Federal, Inc., Series A, 4.88%	10,000	254,900
Wells Fargo & Co., Series AA, 4.70%	20,000	509,000
Wells Fargo & Co., Series CC, 4.38%	20,000	500,000
Wells Fargo & Co., Series Z, 4.75%	20,000	510,600
Wells Fargo & Co., 5.20%	7,397	191,656
		15,382,967
Real Estate 3.83%
Brookfield Property Partners LP, Series A, 5.75%	7,500	186,225
Diversified Healthcare Trust, 5.63%	26,660	615,846
Federal Realty Investment Trust, 5.00%	7,500	197,925
National Retail Properties, Inc., 5.20%	25,000	640,000
PS Business Parks, Inc., 5.20%	10,000	259,800
PS Business Parks, Inc., 5.20%	4,000	105,200

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)
	Shares	Market Value
Real Estate (cont.)
PS Business Parks, Inc., 5.25%	10,000	$260,900
Public Storage, 4.90%	20,000	516,800
Public Storage, 4.95%	20,000	504,800
Public Storage, 5.13%	10,000	256,100
Public Storage, Series I, 4.88%	9,583	256,633
Public Storage, Series L, 4.63%	10,000	268,600
Public Storage, Series M, 4.13%	3,889	100,375
Public Storage, Series N, 3.88%	20,000	500,200
Vornado Realty Trust, 5.40%	12,298	311,754
		4,981,158
Technology 0.11%
Pitney Bowes, Inc., 6.70%	5,700	$ 139,650

Utilities 4.05%
Brookfield Infrastructure Partners LP, 5.00%	10,000	252,300
Brookfield Infrastructure Partners LP, 5.13%	20,000	511,600
DTE Energy Co., 5.38%	10,000	254,900
DTE Energy Co., 6.00%	20,000	518,200
DTE Energy Co., Series G, 4.38%	20,000	502,600
Duke Energy Corp., 5.13%	9,030	233,877
Entergy Arkansas, Inc., 4.88%	20,000	508,400
Entergy Louisiana LLC, 4.88%	10,000	254,500
Entergy Mississippi, Inc., 4.90%	30,000	766,500
NextEra Energy Capital Holdings, Inc., 5.25%	10,000	253,600
Southern Co., 4.95%	21,000	552,720
Southern Co., 5.25%	20,000	509,600
Southern Co., Series C, 4.20%	6,000	149,100
		5,267,897
Total Preferred Stocks (Cost $24,962,986)		25,771,672

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)
	Principal Amount	Market Value
Collateralized Mortgage Obligations 0.09%
CHL Mortgage Pass-Through Trust, 2005-21, A27, 5.50%, 10/25/2035	$26,564	$22,132
CHL Mortgage Pass-Through Trust, 2005-21, A7, 5.50%, 10/25/2035	28,718	23,927
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 2/25/2035	67,802	68,816

Total Collateralized Mortgage Obligations (Cost $88,265)		114,875

Corporate Bonds 7.89%
Bank of New York Mellon Corp. (The), 4.63%, 12/20/2049	500,000	528,750
Bank of New York Mellon Corp. (The), 3.70%, 3/20/2169	$ 100,000	$ 103,255
Entergy Texas, Inc., 5.15%, 6/1/2045	100,000	107,109
Exelon Generation Co. LLC, 5.60%, 6/15/2042(a)(b)	400,000	396,373
Fifth Third Bancorp, 8.25%, 3/1/2038	250,000	403,267
General Electric Co., 3.51%, 12/29/2049	765,000	722,734
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037	850,000	1,197,699
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036	500,000	677,525
Hospitality Properties Trust, 4.50%, 3/15/2025	500,000	493,437
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037	250,000	316,293
MetLife, Inc., 9.25%, 4/8/2038(b)	1,500,000	2,199,633
MetLife, Inc., 10.75%, 8/1/2039	1,000,000	1,673,754
PECO Energy Capital Trust IV, 5.75%, 6/15/2033	1,000,000	1,125,651
Valero Energy Corporation, 8.75%, 6/15/2030	224,000	314,689

Total Corporate Bonds (Cost $8,866,645)		10,260,169

Municipal Bonds 55.45%

Alabama 1.92%
Health Care Authority for Baptist Health (The), Refunding Revenue Bonds, 5.50%, 11/15/2043	2,000,000	2,490,201

Arizona 0.39%
Arizona School Facilities Board, School Improvements, Certificate of Participation, 6.00%, 9/1/2027	225,000	280,844

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)
	Principal Amount	Market Value
Arizona (cont.)
Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Revenue Bonds, Callable 7/1/2030 @ 100, 2.70%, 7/1/2045	$ $250,000	$227,146
		507,990
California 4.59%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 2/1/2026	465,000	539,641
California State University, Revenue Bonds, Callable 5/1/2030 @ 100, 3.07%, 11/1/2042	50,000	50,396
City & County of San Francisco, CA, General Obligation Unlimited, 6.26%, 6/15/2030	$ 450,000	$ 597,780
County of San Bernardino, CA, Refunding Revenue Bonds, 6.02%, 8/1/2023	120,000	129,609
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 8/1/2025	500,000	623,234
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 8/1/2031	310,000	427,119
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.05%, 2/1/2023	1,000,000	1,133,725
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.25%, 2/1/2026	500,000	641,495
University of California Revenues, Revenue Bonds, Callable 5/15/2030 @ 100, 6.30%, 5/15/2050	510,000	626,849
University of California Revenues, Revenue Bonds, 4.13%, 5/15/2045	530,000	601,224
University of California, University & College Improvements, Refunding Revenue Bonds, 3.66%, 5/15/2027	250,000	279,023
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, 6.25%, 8/1/2030	250,000	324,117
		5,974,212
Colorado 0.56%
Colorado Mesa University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program), 6.75%, 5/15/2042	500,000	733,318

Connecticut 0.80%
State of Connecticut, General Obligation Unlimited, 5.85%, 3/15/2032	780,000	1,036,297

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)
	Principal Amount	Market Value
Florida 3.57%
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificate of Participation, 7.17%, 6/1/2026	$1,250,000	$1,390,632
City of Tallahassee, FL, Utility System Revenue, Build America Revenue Bonds, 5.22%, 10/1/2040	300,000	390,275
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, 5.53%, 7/1/2032	500,000	598,860
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 4/1/2040	$ 1,000,000	$ 1,493,728
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, (AGM), 7.08%, 10/1/2029	250,000	325,930
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, 7.50%, 11/1/2035	250,000	250,942
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/1/2030	150,000	194,993
		4,645,360
Georgia 4.78%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 1/1/2026 @ 100, 4.50%, 1/1/2047	600,000	655,062
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.06%, 4/1/2057	2,463,000	3,430,730
State of Georgia, Public Improvements, General Obligation Unlimited, Callable 2/1/2024 @ 100, 3.84%, 2/1/2032	2,000,000	2,133,407
		6,219,199
Hawaii 0.42%
State of Hawaii, General Obligation Unlimited, Callable 10/1/2025 @ 100, 4.05%, 10/1/2032	495,000	548,242

Idaho 0.32%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, (OID), Callable 9/1/2022 @ 100, 5.25%, 9/1/2024	400,000	418,774

Illinois 1.68%
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 11/1/2031 @ 100, 6.74%, 11/1/2040	250,000	330,918

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)
	Principal Amount	Market Value
Illinois (cont.)
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/1/2028	$1,500,000	$1,858,697
		2,189,615
Indiana 1.60%
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, Callable 7/5/2023 @ 100, 3.95%, 7/5/2029	1,000,000	1,044,538
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, (OID), Callable 7/5/2023 @ 100, 3.75%, 7/5/2028	$ 1,000,000	$ 1,043,225
		2,087,763
Kansas 0.25%
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited, Callable 9/1/2030 @ 100, 3.17%, 9/1/2046	330,000	322,866

Kentucky 0.34%
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds, 5.37%, 11/1/2025	400,000	447,997

Louisiana 0.26%
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, 7.20%, 2/1/2042	340,000	341,177

Massachusetts 0.76%
City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 1/1/2028	140,000	160,408
Commonwealth of Massachusetts, 2.51%, 7/1/2041	500,000	495,914
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/1/2035	250,000	320,572
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, 6.57%, 5/1/2039	15,000	15,046
		991,940
Michigan 1.21%
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 5/1/2021 @ 100, 6.20%, 5/1/2024	200,000	200,727
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 11/1/2025 @ 100, 4.13%, 11/1/2030	250,000	286,215

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)
	Principal Amount	Market Value
Michigan (cont.)
Michigan Finance Authority, Revenue Bonds, Callable 9/1/2025 @ 100, 3.90%, 9/1/2030	$250,000	$273,227
Michigan Finance Authority, School Improvements, Revenue Bonds, 6.38%, 11/1/2025	500,000	501,299
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 5/1/2021 @ 100, 6.20%, 5/1/2022	$ 160,000	$ 160,635
Onsted Community Schools, School Improvements, General Obligation Unlimited, 5.90%, 5/1/2027	150,000	150,428
St Johns Public Schools, General Obligation Unlimited, 6.65%, 5/1/2040	5,000	5,014
		1,577,545
Mississippi 0.75%
East Baton Rouge Parish, LA Sewerage Commission, Revenue Bonds Series B, 2.44%, 2/1/2039	100,000	94,951
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 1/1/2035	650,000	877,901
		972,852
Missouri 3.11%
City of Kansas City, MO, Revenue Bonds, 7.83%, 4/1/2040	2,410,000	3,310,605
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 1/1/2039	475,000	725,376
		4,035,981
Nebraska 0.18%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 1/1/2030	200,000	236,940

Nevada 1.00%
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	590,000	886,433
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.88%, 2/1/2040	250,000	411,108
		1,297,541
New Jersey 2.06%
New Jersey Economic Development Authority, Revenue Bonds, 7.42%, 2/15/2029	250,000	320,281

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)
	Principal Amount	Market Value
New Jersey (cont.)
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 6/7/2021 @ 100, 6.19%, 7/1/2040	$500,000	$501,051
Township of Brick, NJ, General Obligation Unlimited, 3.75%, 9/1/2028	$ 1,780,000	$ 1,846,164
		2,667,496
New York 7.91%
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.21%, 10/1/2031	100,000	120,508
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 3/1/2027	145,000	178,227
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.38%, 10/1/2024	500,000	563,742
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 5/1/2041	195,000	258,772
Metropolitan Transportation Authority, Revenue Bonds, 5.87%, 11/15/2039	200,000	253,439
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/2026	375,000	430,293
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/2030	125,000	158,738
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, 11/15/2030	395,000	496,386
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/2040	500,000	683,905
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 3/1/2046	580,000	665,456
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 7/15/2040	500,000	703,854
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, 5.47%, 5/1/2036	815,000	1,076,829
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2029 @ 100, 4.30%, 7/1/2044	250,000	274,529
New York State Dormitory Authority, Revenue Bonds, Callable 8/1/2028 @ 100, 4.95%, 8/1/2048	500,000	559,224
Port Authority of New York & New Jersey, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	1,000,000	1,125,855

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)
	Principal Amount	Market Value
New York (cont.)
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, 3.92%, 10/15/2028	$ $2,115,000	$ $2,328,313
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2033 @ 100, 5.55%, 11/15/2040	150,000	190,651
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 4/1/2040	150,000	208,166
		10,276,887
North Carolina 0.18%
County of Cabarrus, NC, School Improvements, Revenue Bonds, Callable 4/1/2021 @ 100, 5.50%, 4/1/2026	235,000	235,521

Ohio 2.82%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 2/15/2050	500,000	774,989
American Municipal Power, Inc., Revenue Bonds, 6.27%, 2/15/2050	495,000	674,275
Cincinnati City School District, Refunding Bonds, Certificate of Participation, (OID), Callable 12/15/2024 @ 100, 4.00%, 12/15/2032	200,000	214,728
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 2/15/2040	1,000,000	1,256,026
Olentangy Local School District, Refunding Bonds, General Obligation Unlimited, 3.50%, 12/1/2029	500,000	529,343
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, (School District Credit Program), 5.65%, 9/1/2031	200,000	200,584
		3,649,945
Pennsylvania 3.13%
Pennsylvania Turnpike Commission Turnpike Revenue, Revenue Bonds, Callable 12/1/2029 @ 100, 3.58%, 12/1/2043	890,000	897,508
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.38%, 12/1/2037	520,000	697,415
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, (AGM) (OID), 6.35%, 4/15/2028	630,000	757,557
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 3/15/2028	500,000	518,667

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)
	Principal Amount	Market Value
Pennsylvania (cont.)
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/1/2039	$ $1,000,000	$ $1,195,537
		4,066,684
Rhode Island 0.37%
Narragansett Bay Commission, Revenue Bonds,, Callable 9/1/2030 @ 100, 2.92%, 9/1/2043	500,000	487,116

South Dakota 0.31%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 6/1/2021 @ 100, 6.15%, 6/1/2031	400,000	403,021

Texas 1.91%
Frisco Economic Development Corporation, Public Improvements, Revenue Bonds, 4.20%, 2/15/2034	1,000,000	1,057,798
Grand Parkway Transportation Corp., Revenue Bonds, Callable 4/1/2030 @ 100, 3.24%, 10/1/2052	100,000	100,619
Midland County Hospital District, Health, Hospital & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 5/15/2039	260,000	354,693
Texas Transportation Commission, General Obligation Unlimited, Callable 4/1/2030 @ 100, 2.56%, 4/1/2042	1,000,000	978,066
		2,491,176
Virgin Islands 1.69%
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 7/1/2035	1,000,000	1,233,058
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 7/1/2028	840,000	956,603
		2,189,661

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)
	Principal Amount	Market Value
Virginia 4.72%
Tobacco Settlement Financing Corporation, Refunding Revenue Bonds, (OID), 6.71%, 6/1/2046	$ $5,850,000	$ $6,141,617

Washington 1.78%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 2/1/2040	250,000	311,411
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, 5.35%, 9/1/2030	250,000	295,386
Klickitat County Public Utility District No. 1, Electric Lights & Power Improvements, Refunding Revenue Bonds, Callable 12/1/2021 @ 100, 5.25%, 12/1/2029	705,000	728,396
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 9/1/2032	500,000	661,187
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/1/2040	250,000	311,775
		2,308,155
Wisconsin 0.08%
State of Wisconsin, General Obligation Unlimited, 2.35%, 5/1/2031	100,000	103,880

Total Municipal Bonds (Cost $61,960,596)		72,096,969

Total Investments — 99.65% (Cost $114,661,023)		129,577,200
Other Assets in Excess of Liabilities — 0.35%		454,974
NET ASSETS - 100.00%		$ 130,032,174

(a)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes which are an integral part of this schedule of investments.

AGM — Assured Guaranty Municipal Corp.

GTD — Guaranteed

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED)

	Shares	Market Value
Common Stocks 39.52%

Communications 7.00%
Alphabet, Inc., Class A(a)	250	$ 515,630
Alphabet, Inc., Class C(a)	190	393,040
AT&T, Inc.	4,114	124,531
Netflix, Inc.(a)	800	417,328
Verizon Communications, Inc.	5,000	290,750
		1,741,279
Consumer Discretionary 4.24%
Amazon.com, Inc.(a)	150	464,112
Home Depot, Inc. (The)	1,000	305,250
Lennar Corp., Class A	2,800	283,444
		1,052,806
Energy 4.19%
Cheniere Energy Partners LP	2,300	95,565
Energy Transfer LP	17,350	133,248
Enterprise Products Partners LP	10,805	237,926
Kinder Morgan, Inc.	7,500	124,875
Magellan Midstream Partners LP	2,725	118,156
MPLX LP	8,850	226,825
Viper Energy Partners LP	3,200	46,592
Williams Cos, Inc. (The)	2,500	59,225
		1,042,412
Financials 4.47%
Blackstone Group, Inc. (The), Class A	5,500	409,915
Blackstone Mortgage Trust, Inc., Class A	3,207	99,417
Citigroup, Inc.	3,000	218,250
Fifth Third Bancorp	3,400	127,330
JPMorgan Chase & Co.	1,000	152,230
Starwood Property Trust, Inc.	4,175	103,289
		1,110,431

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Shares	Market Value
Health Care 1.74%
AbbVie, Inc.	4,000	$ 432,880

Industrials 2.86%
Caterpillar, Inc.	700	162,309
Deere & Co.	1,150	430,261
Honeywell International, Inc.	550	119,388
		711,958
Materials 0.26%
Dow, Inc.	1,000	63,940

Real Estate Investment Trusts (REITs) 4.05%
Prologis, Inc.	3,000	318,000
Sun Communities, Inc.	714	107,129
Terreno Realty Corp.	7,000	404,390
Welltower, Inc.	1,160	83,091
WP Carey, Inc.	1,340	94,818
		1,007,428
Technology 9.93%
Apple, Inc.	3,250	396,988
Microsoft Corp.	2,000	471,540
NVIDIA Corp.	2,045	1,091,887
PayPal Holdings, Inc.(a)	2,100	509,964
		2,470,379
Utilities 0.78%
American Electric Power Co., Inc.	1,155	97,828
Duke Energy Corp.	1,000	96,530
		194,358
Total Common Stocks (Cost $6,772,897)		9,827,871

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)

	Shares	Market Value
Preferred Stocks 10.15%

Financials 5.26%
Bank of America Corp., 6.00%	3,800	$ 95,000
Capital One Financial Corp., Series K, 4.63%	6,166	156,925
First Republic Bank, Series K, 4.13%	1,333	33,325
Hancock Whitney Corp., 5.95%	9,200	235,612
JPMorgan Chase & Co., Series JJ, 4.55%	5,000	128,100
KKR & Company LP, 6.50%	6,481	166,367
Prudential Financial, Inc., 4.13%	1,765	44,708
Truist Financial Corp., Series R, 4.75%	8,166	210,274
U.S. Bancorp, Series L, 3.75%	10,000	238,000
		1,308,311
Real Estate 1.35%
National Retail Properties, Inc., 5.20%	6,000	153,600
Public Storage, 5.05%	5,000	131,400
Public Storage, Series M, 4.13%	1,944	50,175
		335,175
Utilities 3.54%
Brookfield Infrastructure Partners LP, 5.13%	10,000	255,800
Southern Co., 5.25%	14,000	370,300
Southern Co., 5.25%	10,000	254,800
		880,900
Total Preferred Stocks (Cost $2,486,056)		2,524,386

	Principal Amount
Corporate Bonds 2.08%
Apple, Inc., 2.20%, 9/11/2029	$ 250,000	253,432
Microsoft Corp., 3.30%, 2/6/2027	240,000	264,544

Total Corporate Bonds (Cost $501,978)		517,976

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)
	Principal Amount	Market Value
Municipal Bonds 43.15%

Arizona 3.03%
City of Tucson, AZ, Certificate of Participation, (AGM), 4.83%, 7/1/2034	$ 620,000	$ 752,849

California 4.83%
California State University, Revenue Bonds,, Callable 5/1/2030 @ 100, 3.07%, 11/1/2042	50,000	50,396
City of Newport Beach, CA, Public Improvements, Certificate of Participation, 7.17%, 7/1/2040	800,000	1,152,136
		1,202,532
Florida 4.41%
Pasco County School Board, School Improvements, Certificate of Participation, 5.00%, 12/1/2037	1,000,000	1,095,575

Kansas 5.48%
Kansas Development Finance Authority, Revenue Bonds, 4.73%, 4/15/2037	1,000,000	1,197,094
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited,, Callable 9/1/2030 @ 100, 3.17%, 9/1/2046	170,000	166,325
		1,363,419
Nevada 0.60%
County of Washoe, NV, Public & Highway Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	100,000	150,243

New York 5.77%
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Miscellaneous Purposes Revenue Bonds, 5.00%, 7/15/2030	300,000	361,894
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 3.88%, 7/1/2046	750,000	793,513
Port Authority of New York & New Jersey, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	250,000	281,464
		1,436,871

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)
Utilities (cont.)
	Principal Amount	Market Value
Ohio 6.83%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 2/15/2041	$ 1,000,000	$ 1,556,382
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 5.94%, 2/15/2047	100,000	140,923
		1,697,305
Pennsylvania 4.68%
City of Reading, PA, General Obligation Unlimited, (AGM) (OID), Callable 11/1/2024 @ 100, 5.30%, 11/1/2033	1,000,000	1,162,881

Rhode Island 1.96%
Narragansett Bay Commission, Revenue Bonds,, Callable 9/1/2030 @ 100, 2.92%, 9/1/2043	500,000	487,116

Tennessee 3.39%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.43%, 7/1/2043	500,000	727,698
Metropolitan Government of Nashville & Davidson County, General Obligation Unlimited, 3.49%, 7/1/2029	100,000	114,096
		841,794
Texas 2.17%
Grand Parkway Transportation Corporation, Revenue Bonds,, Callable 4/1/2030 @ 100, 3.24%, 10/1/2052	50,000	50,310
Texas Transportation Commission, General Obligation Unlimited, Callable 4/1/2030 @ 100, 2.56%, 4/1/2042	500,000	489,033
		539,343
Total Municipal Bonds (Cost $8,961,740)		10,729,928

U.S. Government & Agency Obligations 3.71%
U.S. Treasury Notes 1.38%, 10/15/2022	250,000	254,795
U.S. Treasury Notes 1.50%, 1/15/2023	400,000	409,672

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | MARCH 31, 2021 (UNAUDITED) (CONT.)
	Principal Amount	Market Value
U.S. Treasury Notes 1.50%, 10/31/2024	$ 250,000	$ 258,510

Total U.S. Government & Agency Obligations (Cost $897,992)		922,977

	Shares
Money Market Funds 0.93%
Morgan Stanley Institutional Liquidity Fund, Institutional, 0.03%(b)	229,941	229,941

Total Money Market Funds (Cost $229,941)		229,941

Total Investments — 99.54% (Cost $19,850,604)		24,753,079
Other Assets in Excess of Liabilities — 0.46%		114,476
NET ASSETS - 100.00%		$ 24,867,555

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

AGM — Assured Guaranty Municipal Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of this schedule of investments.